Leases - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Leases [Abstract]
Rent expense for operating leases	₨ 324,370	$ 4,690	₨ 206,497	₨ 172,528